Investment property (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Accumulated depreciation on the building			$ 885
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation on the building	$ 79,446